Revenue - Operating leases (Details) $ in Millions	Jun. 30, 2021 USD ($)
Leases [Abstract]
Lessor, Operating Lease, Payments to be Received, Remainder of Fiscal Year	$ 229.1
Lessor, Operating Lease, Payments to be Received, Two Years	309.9
Lessor, Operating Lease, Payments to be Received, Three Years	252.9
Lessor, Operating Lease, Payment to be Received, Year One	373.0
Lessor, Operating Lease, Payment to be Received, after Year Four	$ 197.4